Litigation (Tables)	12 Months Ended
Dec. 31, 2018
Legal proceedings provision [abstract]
Schedule of legal provisions

		December 31,	December 31,	December 31,
(in millions of euros)	Note	2018	2017	2016
France Litigations (1)	16.1	505	555	302
Spain Litigations	16.2	21	26	34
Europe Litigations	16.3	34	185	183
Other entities Litigations		12	13	18
Total		572	779	537

(1)	Includes provisions affecting France, Enterprise and International Carriers & Shared Services.